Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions Analysed as Current and Non-Current

	Commercial litigation and disputes	Self- insurance reserves	Other	Total
	$m	$m	$m	$m
At 31 December 2024	14	9	16	39
Provided	16	11	4	31
Utilised	(15)	(9)	–	(24)
Released	(3)	–	(2)	(5)
Exchange and other adjustments	–	–	2	2
At 31 December 2025	12	11	20	43

Analysed as:
Current	11	4	6	21
Non-current	1	7	14	22
	12	11	20	43